Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Net sales	€ 5,856,277		€ 5,245,326		€ 4,731,555
Cost of sales	(3,259,903)		(3,068,064)		(2,726,298)
Gross profit	2,596,374		2,177,262		2,005,257
Other income	81,006		64,456
Research and development costs	(1,074,035)		(882,029)		(589,182)
Selling, general and administrative costs	(321,110)		(311,741)		(259,301)
Income from operations	1,282,235		1,047,948		1,156,774
Interest and other, net	(8,600)		(24,471)		(6,196)
Income before income taxes	1,273,635		1,023,477		1,150,578
Provision for income taxes	(76,995)		(7,987)		(4,262)
Net income	1,196,640		1,015,490		1,146,316
Basic net income per ordinary share	€ 2.74		€ 2.36		€ 2.70
Diluted net income per ordinary share	€ 2.72	[1]	€ 2.34	[1]	€ 2.68	[1]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	437,142		429,770		424,096
Diluted	439,693	[1]	433,446	[1]	426,986	[1]
System Sales [Member]
Income Statement [Abstract]
Net sales	4,242,790		3,993,129		3,801,632
Cost of sales	(2,335,512)		(2,233,621)		(2,198,921)
Service and Field Option Sales [Member]
Income Statement [Abstract]
Net sales	1,613,487		1,252,197		929,923
Cost of sales	€ (924,391)		€ (834,443)		€ (527,377)

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.